Balance Sheets (USD $)	Feb. 28, 2013	May 31, 2012	May 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,389	$ 1,603	$ 8,992
Accounts receivable	621	621
Total current assets	2,010	2,224	8,992
TOTAL ASSETS	2,010	2,224	8,992
CURRENT LIABILITIES
Accounts payable and accrued liabilities		1,200	3,100
Accrued interest	262
Notes payable	9,816
Total liabilities	10,078	1,200	3,100
STOCKHOLDERS' EQUITY (DEFICIENCY)
Preferred shares: 20,000,000 shares authorized, $0.0001 par value; 0 shares issued and outstanding
Common shares: 480,000,000 shares authorized, $0.0001 par value; 9,000,000 shares issued and outstanding	900	900	900
Additional paid-in capital	8,100	8,100	8,100
Stock Subscription Receivable		0	0
Deficit accumulated during the development stage	(17,068)	(7,976)	(3,108)
Total Stockholders' Equity (Deficiency)	(8,068)	1,024	5,892
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,010	$ 2,224	$ 8,992